Share Capital (Details)		12 Months Ended
		Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 ₪ / shares shares		Dec. 31, 2017 $ / shares shares
Employees [Member]
Statement Line Items [Line Items]
Award amount | shares		230,000	93,000		182,000
Exercise price range | (per share)		$ 5.07	₪ 5.87	[1]	$ 8.34	[1]
Vesting period		4 years	4 years		4 years
Expiration		7 years	7 years		7 years
Directors [Member]
Statement Line Items [Line Items]
Award amount | shares		301,390	63,000		9,720
Exercise price range | ₪ / shares	[1]		₪ 7.74
Vesting period		4 years	4 years
Expiration		7 years	7 years		7 years
Directors [Member] | Minimum [Member]
Statement Line Items [Line Items]
Exercise price range | $ / shares		$ 4.02			$ 0	[1]
Vesting period					0 years
Directors [Member] | Maximum [Member]
Statement Line Items [Line Items]
Exercise price range | $ / shares		$ 5.07			$ 4.75	[1]
Vesting period					4 years

[1]	Exercise price range before reduction of exercise price as of October 27, 2019